Consolidated Balance Sheets - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Current Assets
Cash and cash equivalents	$ 67,408,215	$ 161,790,147
Current receivables	9,868,388	7,350,296
Short-term investments	62,284,779	20,086,308
Other current assets	9,526,264	2,123,691
Derivative financial asset	9,242	0
Total Current Assets	149,096,888	191,350,442
Non-Current Assets
Plant and equipment	63,458	63,145
Intangibles	7,200,429	8,240,937
Right of use assets	506,023	616,578
Other non-current assets	116,636	1,308,179
Total Non-Current Assets	7,886,546	10,228,839
TOTAL ASSETS	156,983,434	201,579,281
Current Liabilities
Trade and other payables	10,634,558	9,562,165
Employee benefits	814,018	690,568
Convertible note liability	1,104,878	0
Lease liability	205,390	233,619
Total Current Liabilities	12,758,844	10,486,352
Non-Current Liabilities
Convertible note liability	0	960,763
Employee benefits	265,891	203,178
Lease liability	314,914	399,409
Provisions	8,422	7,837
Deferred tax liability	0	0
Total Non-Current Liabilities	589,227	1,571,187
TOTAL LIABILITIES	13,348,071	12,057,539
NET ASSETS	143,635,363	189,521,742
EQUITY
Contributed equity	544,731,830	542,105,187
Reserves	42,984,855	30,063,712
Accumulated losses	(444,081,322)	(382,647,157)
Equity attributable to the owners of Immutep Limited	143,635,363	189,521,742
TOTAL EQUITY	$ 143,635,363	$ 189,521,742